Other Financial Liabilities at Fair Value Through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of financial liabilities [abstract]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

	30 June 2022	31 December 2021
	£m	£m
US$30bn Euro Medium Term Note Programme	3	5
Structured Notes Programmes	353	413
Eurobonds	110	142
Structured deposits	346	223
Collateral and associated financial guarantees	15	20
	827	803